UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

Deutsche Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2015 (Unaudited)

Deutsche Global Income Builder Fund
		Shares	Value ($)
Common Stocks 57.0%
Consumer Discretionary 6.5%
Hotels, Restaurants & Leisure 0.0%
Dawn Holdings, Inc.* (a)		3	7,327
Trump Entertainment Resorts, Inc.*		8	0

			7,327
Leisure Products 1.8%
Mattel, Inc.		628,542	16,907,780
Media 1.8%
Pearson PLC		299,906	6,092,229
Wolters Kluwer NV		387,349	11,592,659

			17,684,888
Specialty Retail 0.4%
Staples, Inc.		224,405	3,826,105
Textiles, Apparel & Luxury Goods 2.5%
Coach, Inc.		649,495	24,154,719
Consumer Staples 16.3%
Beverages 2.6%
PepsiCo, Inc.		268,594	25,188,745
Food & Staples Retailing 1.4%
Tesco PLC		4,170,999	14,079,410
Food Products 3.6%
Nestle SA (Registered)		109,499	8,387,286
Unilever NV (CVA) (b)		605,453	26,314,093

			34,701,379
Household Products 2.7%
Procter & Gamble Co.		305,027	25,710,726
Tobacco 6.0%
British American Tobacco PLC		732,331	41,230,322
Imperial Tobacco Group PLC		360,656	16,942,715

			58,173,037
Energy 1.7%
Energy Equipment & Services 0.4%
Transocean Ltd. (b)		229,605	3,742,562
Oil, Gas & Consumable Fuels 1.3%
Canadian Natural Resources Ltd.		221,398	6,418,747
Canadian Oil Sands Ltd. (b)		1,027,134	6,345,323

			12,764,070
Financials 6.9%
Diversified Financial Services 1.4%
Leucadia National Corp.		603,333	13,677,559
Insurance 2.7%
PartnerRe Ltd.		122,332	13,994,781
Powszechny Zaklad Ubezpieczen SA		41,773	5,688,354
Sampo Oyj "A"		132,607	6,417,319

			26,100,454
Real Estate Investment Trusts 2.8%
HCP, Inc. (REIT)		572,821	27,088,705
Health Care 4.6%
Health Care Equipment & Supplies 0.6%
Stryker Corp.		66,056	6,014,399
Health Care Providers & Services 0.1%
Rhoen-Klinikum AG		43,354	1,150,291
Pharmaceuticals 3.9%
GlaxoSmithKline PLC		871,934	19,191,742
Sanofi		200,368	18,458,745

			37,650,487
Industrials 7.2%
Aerospace & Defense 0.7%
BAE Systems PLC		936,215	7,140,083
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.		83,887	5,974,432
Singapore Post Ltd.		2,459,682	3,886,272

			9,860,704
Building Products 0.0%
Congoleum Corp.*		11,440	0
Commercial Services & Supplies 0.0%
Quad Graphics, Inc.		61	1,223
Industrial Conglomerates 4.3%
Jardine Matheson Holdings Ltd.		411,605	26,265,361
Koninklijke Philips NV		376,135	10,393,101
Smiths Group PLC		270,737	4,582,475

			41,240,937
Machinery 1.2%
CNH Industrial NV		1,457,748	11,072,693
Information Technology 5.5%
Communications Equipment 3.3%
Cisco Systems, Inc.		662,588	17,469,132
QUALCOMM, Inc.		235,019	14,679,287

			32,148,419
Software 0.7%
Microsoft Corp.		172,314	6,961,486
Technology Hardware, Storage & Peripherals 1.5%
Diebold, Inc. (b)		168,275	5,250,180
Wincor Nixdorf AG (b)		193,276	8,863,195

			14,113,375
Materials 1.4%
Chemicals 0.7%
Air Liquide SA		57,873	7,313,184
Metals & Mining 0.7%
Franco-Nevada Corp.		111,681	6,444,926
Telecommunication Services 3.5%
Diversified Telecommunication Services
Verizon Communications, Inc.		728,216	33,288,239
Utilities 3.4%
Electric Utilities 2.3%
Southern Co.		436,500	22,139,280
Gas Utilities 0.8%
UGI Corp.		221,376	8,188,698
Multi-Utilities 0.3%
National Grid PLC		178,707	2,513,417

Total Common Stocks (Cost $513,983,773)			551,049,307
Preferred Stock 0.0%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $280,281)		295	296,484
Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		57,540	37,729
Hercules Trust II, Expiration Date 3/31/2029*		506	3,745

Total Warrants (Cost $90,210)			41,474

		Principal Amount ($) (c)	Value ($)
Corporate Bonds 24.0%
Consumer Discretionary 3.1%
AmeriGas Finance LLC:
6.75%, 5/20/2020		280,000	291,200
7.0%, 5/20/2022		840,000	879,900
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021 (b)		190,000	165,300
APX Group, Inc., 6.375%, 12/1/2019		195,000	185,738
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		305,000	329,400
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		325,000	303,875
Avis Budget Car Rental LLC, 5.5%, 4/1/2023 (b)		200,000	204,000
Bed Bath & Beyond, Inc.:
4.915%, 8/1/2034		340,000	365,088
5.165%, 8/1/2044		410,000	456,368
Block Communications, Inc., 144A, 7.25%, 2/1/2020		70,000	71,050
CCO Holdings LLC, 7.375%, 6/1/2020		3,610,000	3,862,700
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		1,390,000	1,358,725
144A, 6.375%, 9/15/2020		1,105,000	1,149,200
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		240,000	244,800
Series B, 6.5%, 11/15/2022		1,195,000	1,232,344
Series A, 7.625%, 3/15/2020		20,000	20,800
Series B, 7.625%, 3/15/2020		1,190,000	1,255,450
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		25,000	25,188
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		870,000	873,262
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		700,000	714,000
Dana Holding Corp., 5.5%, 12/15/2024		250,000	253,437
DISH DBS Corp.:
4.25%, 4/1/2018		290,000	295,075
5.0%, 3/15/2023		845,000	830,212
7.875%, 9/1/2019		1,120,000	1,271,200
Getty Images, Inc., 144A, 7.0%, 10/15/2020		245,000	171,500
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		335,000	330,812
Harron Communications LP, 144A, 9.125%, 4/1/2020		250,000	268,750
HD Supply, Inc.:
7.5%, 7/15/2020 (b)		130,000	136,175
11.5%, 7/15/2020		125,000	142,500
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		160,000	173,200
iHeartCommunications, Inc.:
9.0%, 12/15/2019		870,000	848,250
11.25%, 3/1/2021		265,000	270,300
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		160,000	132,000
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		60,000	59,925
144A, 7.0%, 9/1/2020		370,000	394,975
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		150,000	156,563
Mediacom Broadband LLC:
5.5%, 4/15/2021		45,000	45,113
6.375%, 4/1/2023		145,000	150,800
Mediacom LLC, 7.25%, 2/15/2022		20,000	21,300
MGM Resorts International:
6.625%, 12/15/2021		1,895,000	1,989,750
6.75%, 10/1/2020		560,000	592,200
8.625%, 2/1/2019		85,000	95,838
Numericable-SFR:
144A, 4.875%, 5/15/2019		470,000	470,000
144A, 6.0%, 5/15/2022		700,000	716,030
144A, 6.25%, 5/15/2024		850,000	879,750
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		170,000	174,250
Quebecor Media, Inc., 5.75%, 1/15/2023		200,000	206,000
Sabre Holdings Corp., 8.35%, 3/15/2016		20,000	21,400
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		130,000	129,675
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		215,000	229,512
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021		500,000	507,500
Springs Industries, Inc., 6.25%, 6/1/2021 (b)		310,000	297,600
Starz LLC, 5.0%, 9/15/2019		160,000	162,800
Time Warner Cable, Inc., 7.3%, 7/1/2038		245,000	343,389
TRI Pointe Holdings, Inc., 144A, 4.375%, 6/15/2019		215,000	204,788
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		2,855,000	2,962,062
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		195,000	213,525

			30,136,544
Consumer Staples 1.1%
Big Heart Pet Brands, 7.625%, 2/15/2019 (b)		315,000	312,638
Cencosud SA, 144A, 4.875%, 1/20/2023 (b)		800,000	798,702
Chiquita Brands International, Inc., 7.875%, 2/1/2021		83,000	90,055
Cott Beverages, Inc.:
144A, 5.375%, 7/1/2022		355,000	318,612
144A, 6.75%, 1/1/2020		250,000	246,875
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		230,000	239,200
JBS Investments GmbH:
144A, 7.25%, 4/3/2024		470,000	466,710
144A, 7.75%, 10/28/2020		2,000,000	2,059,400
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		2,040,000	2,145,835
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		500,000	466,875
Minerva Luxembourg SA:
144A, 7.75%, 1/31/2023		1,500,000	1,443,750
144A, 12.25%, 2/10/2022		1,000,000	1,109,000
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		60,000	58,650
Smithfield Foods, Inc., 6.625%, 8/15/2022		250,000	265,000
The WhiteWave Foods Co., 5.375%, 10/1/2022		245,000	258,475
Tonon Bioenergia SA, 144A, 9.25%, 1/24/2020 (b)		1,000,000	525,000

			10,804,777
Energy 3.0%
Access Midstream Partners LP, 6.125%, 7/15/2022		60,000	63,930
Afren PLC, 144A, 10.25%, 4/8/2019		2,203,000	749,020
Antero Resources Corp., 144A, 5.125%, 12/1/2022 (b)		440,000	421,300
Antero Resources Finance Corp., 5.375%, 11/1/2021		190,000	185,250
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		100,000	86,750
144A, 5.625%, 6/1/2024		145,000	124,338
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		195,000	134,550
6.75%, 11/1/2020		195,000	143,325
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		345,000	220,800
8.625%, 10/15/2020		5,000	3,538
California Resources Corp.:
144A, 5.0%, 1/15/2020 (b)		190,000	163,875
144A, 5.5%, 9/15/2021		437,000	367,080
144A, 6.0%, 11/15/2024		50,000	40,688
Chaparral Energy, Inc., 7.625%, 11/15/2022		345,000	200,100
Concho Resources, Inc., 5.5%, 4/1/2023		210,000	210,000
Continental Resources, Inc., 3.8%, 6/1/2024		210,000	189,862
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		850,000	958,934
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		1,800,000	1,799,926
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		545,000	482,325
EP Energy LLC, 6.875%, 5/1/2019		145,000	146,813
EV Energy Partners LP, 8.0%, 4/15/2019		1,355,000	1,175,462
GeoPark Latin America Ltd. Agencia en Chile, 144A, 7.5%, 2/11/2020 (b)		600,000	434,178
Halcon Resources Corp., 8.875%, 5/15/2021		754,000	501,410
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		255,000	229,500
Holly Energy Partners LP, 6.5%, 3/1/2020		20,000	19,400
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		225,000	173,250
Jupiter Resources, Inc., 144A, 8.5%, 10/1/2022		245,000	183,750
Kinder Morgan, Inc.:
3.05%, 12/1/2019		580,000	585,324
5.55%, 6/1/2045		375,000	402,157
Linn Energy LLC, 6.25%, 11/1/2019		725,000	552,812
MEG Energy Corp., 144A, 7.0%, 3/31/2024		1,390,000	1,257,950
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		255,000	232,050
Midstates Petroleum Co., Inc., 9.25%, 6/1/2021		210,000	108,675
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		320,000	338,400
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		680,000	588,200
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		1,000,000	800,000
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020		2,200,000	1,522,400
Pacific Rubiales Energy Corp., 144A, 5.375%, 1/26/2019		2,000,000	1,315,000
Pertamina Persero PT:
144A, 5.25%, 5/23/2021		520,000	549,900
144A, 5.625%, 5/20/2043		1,000,000	987,500
Petroleos de Venezuela SA:
144A, 9.0%, 11/17/2021		2,200,000	773,135
144A, 9.75%, 5/17/2035		1,700,000	605,540
Petroleos Mexicanos, 144A, 5.625%, 1/23/2046		1,000,000	1,022,300
QGOG Constellation SA, 144A, 6.25%, 11/9/2019		1,000,000	457,200
Regency Energy Partners LP, 5.0%, 10/1/2022		150,000	156,750
Reliance Holding U.S.A., Inc., 144A, 5.4%, 2/14/2022		1,000,000	1,095,308
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		315,000	313,031
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		685,000	685,856
5.625%, 4/15/2023		155,000	155,000
5.75%, 5/15/2024		610,000	613,050
Schahin II Finance Co. SPV Ltd., 144A, 5.875%, 9/25/2022 (b)		2,158,400	1,273,456
SESI LLC, 7.125%, 12/15/2021		735,000	736,837
Seventy Seven Energy, Inc., 6.5%, 7/15/2022 (b)		70,000	27,825
Talos Production LLC, 144A, 9.75%, 2/15/2018		380,000	326,800
Targa Resources Partners LP, 144A, 4.125%, 11/15/2019		95,000	92,625
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		270,000	275,738
Transocean, Inc., 3.8%, 10/15/2022 (b)		1,155,000	851,812
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		205,000	144,525
Whiting Petroleum Corp., 5.75%, 3/15/2021 (b)		210,000	199,763

			28,456,273
Financials 3.4%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		545,000	579,063
AerCap Ireland Capital Ltd., 144A, 3.75%, 5/15/2019		70,000	70,525
American International Group, Inc., 4.375%, 1/15/2055		350,000	361,419
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		1,000,000	1,020,000
Banco do Brasil SA, 144A, 9.0%, 6/29/2049		1,300,000	1,130,610
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	1,000,000	352,185
Barclays Bank PLC, 7.625%, 11/21/2022		1,000,000	1,115,625
BBVA Bancomer SA:
144A, 4.375%, 4/10/2024		1,000,000	1,027,500
144A, 6.008%, 5/17/2022		500,000	517,500
144A, 6.75%, 9/30/2022		1,750,000	1,978,165
CBL & Associates LP, (REIT), 4.6%, 10/15/2024		1,000,000	1,047,638
CIMPOR Financial Operations BV, 144A, 5.75%, 7/17/2024		500,000	378,750
CIT Group, Inc.:
5.0%, 5/15/2017		170,000	174,994
5.25%, 3/15/2018		4,528,000	4,697,800
Country Garden Holdings Co., Ltd., 144A, 11.125%, 2/23/2018 (b)		2,400,000	2,529,000
Credit Agricole SA, 144A, 7.875%, 1/29/2049 (b)		605,000	624,672
Credit Suisse Group AG, 144A, 6.25%, 12/29/2049		340,000	327,641
Development Bank of Kazakhstan JSC, Series 3, REG S, 6.5%, 6/3/2020		1,000,000	1,009,000
Dubai Holding Commercial Operations MTN Ltd., 6.0%, 2/1/2017	GBP	1,000,000	1,525,782
E*TRADE Financial Corp., 6.375%, 11/15/2019		555,000	593,850
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		525,000	594,028
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		940,000	1,016,872
HSBC Holdings PLC:
5.625%, 12/29/2049 (b)		1,015,000	1,028,956
6.375%, 12/29/2049		1,140,000	1,169,081
International Lease Finance Corp.:
3.875%, 4/15/2018		400,000	404,500
6.25%, 5/15/2019		350,000	385,875
8.75%, 3/15/2017		1,150,000	1,279,548
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		1,265,000	1,448,078
Morgan Stanley, Series H, 5.45%, 7/29/2049		140,000	142,286
MPT Operating Partnership LP, (REIT), 6.375%, 2/15/2022		30,000	32,250
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	493,075
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		525,000	577,381
Navient Corp., 5.5%, 1/25/2023 (b)		535,000	513,600
Neuberger Berman Group LLC, 144A, 5.625%, 3/15/2020		55,000	57,406
Popular, Inc., 7.0%, 7/1/2019		195,000	196,219
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		610,000	615,818
Royal Bank of Scotland Group PLC, 6.1%, 6/10/2023		800,000	895,339
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		235,000	240,801
Yapi ve Kredi Bankasi AS, 144A, 5.5%, 12/6/2022		1,000,000	959,100

			33,111,932
Health Care 1.6%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		110,000	114,510
Biomet, Inc.:
6.5%, 8/1/2020		330,000	351,863
6.5%, 10/1/2020		95,000	100,434
CHS/Community Health Systems, Inc.:
5.125%, 8/15/2018		1,080,000	1,118,340
7.125%, 7/15/2020		735,000	782,775
Community Health Systems, Inc., 6.875%, 2/1/2022 (b)		2,000,000	2,124,250
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022		475,000	410,875
Endo Finance LLC:
144A, 5.375%, 1/15/2023		290,000	285,650
144A, 6.0%, 2/1/2025		160,000	163,500
HCA, Inc.:
5.25%, 4/15/2025 (b)		190,000	207,100
5.375%, 2/1/2025		375,000	385,313
6.5%, 2/15/2020		2,020,000	2,272,500
7.5%, 2/15/2022		2,220,000	2,601,618
Hologic, Inc., 6.25%, 8/1/2020		220,000	229,625
IMS Health, Inc., 144A, 6.0%, 11/1/2020		240,000	249,900
Mallinckrodt International Finance SA, 4.75%, 4/15/2023		370,000	351,500
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		350,000	368,375
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		52,000	55,510
Tenet Healthcare Corp., 6.25%, 11/1/2018		1,110,000	1,205,737
Valeant Pharmaceuticals International, Inc.:
144A, 6.375%, 10/15/2020		365,000	385,987
144A, 7.5%, 7/15/2021		1,515,000	1,658,925

			15,424,287
Industrials 2.1%
ADT Corp.:
3.5%, 7/15/2022 (b)		220,000	199,100
5.25%, 3/15/2020 (b)		415,000	421,225
Aguila 3 SA, 144A, 7.875%, 1/31/2018		190,000	187,150
Belden, Inc., 144A, 5.5%, 9/1/2022		330,000	328,350
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		140,000	131,600
144A, 5.75%, 3/15/2022 (b)		1,480,000	1,377,325
144A, 6.0%, 10/15/2022		235,000	221,488
144A, 7.75%, 3/15/2020		25,000	25,109
Carlson Travel Holdings, Inc., 144A, 7.5%, 8/15/2019		200,000	201,000
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		145,000	139,244
DP World Ltd., 144A, 6.85%, 7/2/2037		250,000	292,500
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		1,000,000	701,250
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		60,000	59,250
FTI Consulting, Inc., 6.0%, 11/15/2022		195,000	204,994
Gates Global LLC, 144A, 6.0%, 7/15/2022		285,000	267,187
GenCorp, Inc., 7.125%, 3/15/2021		500,000	525,875
Huntington Ingalls Industries, Inc., 7.125%, 3/15/2021		255,000	274,125
Kazakhstan Temir Zholy Finance BV, 144A, 6.375%, 10/6/2020		1,750,000	1,687,875
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		390,000	399,750
Meritor, Inc.:
6.25%, 2/15/2024		95,000	96,188
6.75%, 6/15/2021		305,000	316,437
Mersin Uluslararasi Liman Isletmeciligi AS, 144A, 5.875%, 8/12/2020		2,000,000	2,135,020
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		1,400,000	1,246,000
Noble Group Ltd.:
REG S, 6.0%, 6/24/2049		1,000,000	944,200
144A, 6.625%, 8/5/2020		500,000	505,000
Nortek, Inc., 8.5%, 4/15/2021		885,000	940,312
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		754,000	540,618
Ply Gem Industries, Inc., 6.5%, 2/1/2022		185,000	176,906
Sanmina Corp., 144A, 4.375%, 6/1/2019		30,000	29,550
SBA Communications Corp., 5.625%, 10/1/2019		190,000	197,600
TAM Capital 3, Inc., 144A, 8.375%, 6/3/2021		500,000	519,250
TransDigm, Inc.:
6.0%, 7/15/2022		590,000	588,525
6.5%, 7/15/2024		175,000	177,188
7.5%, 7/15/2021		1,035,000	1,097,100
Triumph Group, Inc., 5.25%, 6/1/2022		145,000	142,825
United Rentals North America, Inc.:
6.125%, 6/15/2023 (b)		20,000	20,775
7.375%, 5/15/2020		100,000	107,625
7.625%, 4/15/2022		2,260,000	2,485,548
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		275,000	292,531
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		120,000	124,500

			20,328,095
Information Technology 1.3%
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,195,000	1,280,144
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		245,000	252,350
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		65,000	67,600
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		370,000	323,288
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019		280,000	228,200
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		205,000	199,875
CDW LLC:
6.0%, 8/15/2022		280,000	294,000
8.5%, 4/1/2019		1,153,000	1,212,379
CyrusOne LP, 6.375%, 11/15/2022		95,000	98,325
EarthLink Holdings Corp., 7.375%, 6/1/2020		265,000	267,650
Entegris, Inc., 144A, 6.0%, 4/1/2022		140,000	141,400
Equinix, Inc., 5.375%, 4/1/2023		690,000	715,875
First Data Corp.:
144A, 6.75%, 11/1/2020		432,000	462,240
144A, 7.375%, 6/15/2019 (b)		2,800,000	2,936,500
144A, 8.75%, 1/15/2022		190,000	204,250
144A, 8.875%, 8/15/2020		745,000	798,081
KLA-Tencor Corp., 4.65%, 11/1/2024		920,000	979,587
Micron Technology, Inc., 144A, 5.25%, 8/1/2023 (d)		265,000	265,166
NXP BV, 144A, 3.75%, 6/1/2018		330,000	330,000
Open Text Corp., 144A, 5.625%, 1/15/2023		215,000	220,913
Seagate HDD Cayman, 144A, 5.75%, 12/1/2034		970,000	1,056,167

			12,333,990
Materials 2.5%
Anglo American Capital PLC:
144A, 4.125%, 4/15/2021		550,000	555,579
144A, 4.125%, 9/27/2022 (b)		1,000,000	993,831
Berry Plastics Corp., 5.5%, 5/15/2022		1,095,000	1,119,638
Cascades, Inc., 144A, 5.5%, 7/15/2022		215,000	216,075
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		1,000,000	1,010,000
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		355,000	356,775
Evraz Group SA, 144A, 6.75%, 4/27/2018		600,000	480,000
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		410,000	348,500
144A, 7.0%, 2/15/2021		430,000	360,125
FMG Resources (August 2006) Pty Ltd., 144A, 6.0%, 4/1/2017 (b)		130,000	126,750
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		530,000	511,676
GTL Trade Finance, Inc., 144A, 5.893%, 4/29/2024 (b)		1,000,000	980,000
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		1,030,000	967,556
8.875%, 2/1/2018		450,000	385,875
Huntsman International LLC, 5.125%, 4/15/2021	EUR	250,000	295,806
Kaiser Aluminum Corp., 8.25%, 6/1/2020		225,000	242,438
Mexichem SAB de CV, 144A, 5.875%, 9/17/2044		1,000,000	968,500
Novelis, Inc., 8.75%, 12/15/2020		4,725,000	5,067,562
Polymer Group, Inc., 7.75%, 2/1/2019		297,000	307,395
PSPC Escrow Corp., 144A, 6.5%, 2/1/2022 (d)		240,000	244,800
Rain CII Carbon LLC, 144A, 8.25%, 1/15/2021		200,000	198,500
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		5,380,000	5,501,050
Sealed Air Corp., 144A, 8.375%, 9/15/2021		30,000	33,675
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		190,000	180,500
Tronox Finance LLC, 6.375%, 8/15/2020 (b)		225,000	222,750
Vedanta Resources PLC, 144A, 8.25%, 6/7/2021 (b)		1,000,000	905,000
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		120,000	124,800
144A, 5.625%, 10/1/2024		60,000	64,350
Yamana Gold, Inc., 4.95%, 7/15/2024		1,040,000	1,053,318

			23,822,824
Telecommunication Services 4.8%
Altice SA, 144A, 7.75%, 5/15/2022		220,000	227,700
America Movil SAB de CV, 6.45%, 12/5/2022	MXN	7,000,000	465,499
Bharti Airtel International Netherlands BV, 144A, 5.35%, 5/20/2024		1,500,000	1,692,705
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		100,000	105,225
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		3,615,000	3,802,528
8.75%, 3/15/2018 (b)		807,000	827,982
CommScope, Inc., 144A, 5.0%, 6/15/2021		290,000	279,125
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		760,000	688,522
144A, 8.25%, 9/30/2020		1,410,000	1,371,930
Digicel Ltd., 144A, 8.25%, 9/1/2017		3,450,000	3,501,750
Frontier Communications Corp.:
6.25%, 9/15/2021		185,000	190,550
6.875%, 1/15/2025		185,000	187,544
7.125%, 1/15/2023		940,000	975,250
8.5%, 4/15/2020		1,645,000	1,850,625
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		250,000	267,188
7.625%, 6/15/2021		915,000	995,063
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		595,000	587,563
7.25%, 10/15/2020		45,000	47,194
7.5%, 4/1/2021		4,720,000	5,003,200
Intelsat Luxembourg SA, 8.125%, 6/1/2023		100,000	101,000
Level 3 Communications, Inc., 8.875%, 6/1/2019		70,000	74,025
Level 3 Financing, Inc.:
144A, 5.375%, 8/15/2022		830,000	842,450
6.125%, 1/15/2021		525,000	544,688
7.0%, 6/1/2020		725,000	772,125
8.625%, 7/15/2020		2,480,000	2,704,440
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		2,510,000	2,353,125
MTN Mauritius Investments Ltd., 144A, 4.755%, 11/11/2024		2,000,000	2,020,000
Sprint Communications, Inc.:
6.0%, 11/15/2022 (b)		340,000	317,050
144A, 7.0%, 3/1/2020 (b)		365,000	397,850
144A, 9.0%, 11/15/2018		1,745,000	2,011,112
Sprint Corp., 7.125%, 6/15/2024		1,485,000	1,444,162
T-Mobile U.S.A., Inc., 6.625%, 11/15/2020		740,000	769,415
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		450,000	469,125
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		1,660,000	1,805,250
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		150,000	161,625
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		210,000	218,400
Windstream Corp.:
6.375%, 8/1/2023 (b)		245,000	225,706
7.5%, 4/1/2023		80,000	79,300
7.75%, 10/15/2020 (b)		2,555,000	2,650,812
7.75%, 10/1/2021		720,000	730,800
7.875%, 11/1/2017		2,595,000	2,799,356
Zayo Group LLC, 144A, 6.0%, 4/1/2023		210,000	211,050

			46,770,009
Utilities 1.1%
AES Corp.:
3.234% **, 6/1/2019		160,000	157,600
8.0%, 10/15/2017		14,000	15,662
8.0%, 6/1/2020		95,000	108,300
Calpine Corp.:
5.375%, 1/15/2023		340,000	343,400
5.75%, 1/15/2025		340,000	346,800
Dynegy Finance I, Inc., 144A, 7.625%, 11/1/2024		65,000	66,950
Empresa Electrica Angamos SA, 144A, 4.875%, 5/25/2029		1,000,000	1,006,800
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017		1,500,000	1,559,205
Inkia Energy Ltd., 144A, 8.375%, 4/4/2021		1,550,000	1,627,500
NGL Energy Partners LP, 144A, 5.125%, 7/15/2019		255,000	242,250
NRG Energy, Inc., Series WI, 6.25%, 5/1/2024		1,270,000	1,266,825
Perusahaan Listrik Negara PT, 144A, 5.25%, 10/24/2042 (b)		3,000,000	2,842,500
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		260,000	252,200
Saudi Electricity Global Sukuk Co. 3, 144A, 5.5%, 4/8/2044		1,000,000	1,145,000

			10,980,992

Total Corporate Bonds (Cost $240,683,029)			232,169,723
Asset-Backed 0.7%
Automobile Receivables 0.2%
AmeriCredit Automobile Receivables Trust, "E", Series 2011-2, 144A, 5.48%, 9/10/2018		1,939,864	1,975,059
Miscellaneous 0.5%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.903% **, 1/17/2024		2,000,000	2,000,356
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		1,742,596	1,725,353
VOLT XXIV LLC, "A1", Series 2014-NPL3, 144A, 3.25%, 11/25/2053		1,225,615	1,226,594

			4,952,303

Total Asset-Backed (Cost $6,939,243)			6,927,362
Mortgage-Backed Securities Pass-Throughs 0.6%
Federal Home Loan Mortgage Corp., 6.0%, 11/1/2021		92,799	104,718
Federal National Mortgage Association:
4.0%, 3/1/2042 (d)		4,700,000	5,033,039
6.5%, with various maturities from 4/1/2017 until 6/1/2017		122,091	128,783
Government National Mortgage Association, 6.5%, 8/20/2034		115,464	132,684

Total Mortgage-Backed Securities Pass-Throughs (Cost $5,365,819)			5,399,224
Commercial Mortgage-Backed Securities 0.4%
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.167% **, 3/15/2018		470,000	470,188
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		1,180,000	1,262,441
"A4", Series 2007-C1, 5.716%, 2/15/2051		817,429	879,319
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		1,029,633	1,087,161

Total Commercial Mortgage-Backed Securities (Cost $3,647,759)			3,699,109
Collateralized Mortgage Obligations 2.2%
Federal Home Loan Mortgage Corp.:
"KO", Series 4180, Principal Only, Zero Coupon, 1/15/2043		813,273	608,639
"HI", Series 3979, Interest Only, 3.0%, 12/15/2026		2,347,855	237,670
"IC", Series 3971, Interest Only, 3.0%, 3/15/2026		1,057,552	101,747
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		3,379,733	414,405
"PI", Series 3987, Interest Only, 3.0%, 1/15/2027		4,489,525	525,541
"PI", Series 4017, Interest Only, 3.0%, 3/15/2027		1,373,949	154,949
"ZG", Series 4213, 3.5%, 6/15/2043		2,198,308	2,204,633
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		587,610	82,650
"LI", Series 3720, Interest Only, 4.5%, 9/15/2025		3,344,356	448,050
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		4,272,739	376,185
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		1,200,000	748,680
"4", Series 406, Interest Only, 4.0%, 9/25/2040		2,444,844	343,730
"JZ", Series 2012-4, 4.0%, 9/25/2041		1,740,987	2,048,716
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		584,077	112,624
"PI", Series 2006-20, Interest Only, 6.512% ***, 11/25/2030		2,814,920	492,333
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M3", Series 2014-DN2, 3.77% **, 4/25/2024		3,500,000	3,285,009
"M3", Series 2014-DN4, 4.72% **, 10/25/2024		1,930,000	1,936,638
Government National Mortgage Association:
"ZJ", Series 2013-106, 3.5%, 7/20/2043		293,429	295,256
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026		2,223,784	219,015
"AI", Series 2010-25, Interest Only, 4.5%, 3/16/2023		707,276	22,180
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		592,111	66,191
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		3,518,117	578,343
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		285,081	49,766
"ND", Series 2010-130, 4.5%, 8/16/2039		3,400,000	3,808,560
"NI", Series 2011-80, Interest Only, 4.5%, 5/16/2038		2,155,230	109,632
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		376,088	62,863
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,899,425	294,812
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		705,971	70,378
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,873,749	302,386
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		1,394,966	239,706
"AI", Series 2007-38, Interest Only, 6.292% ***, 6/16/2037		407,086	65,723
"SC", Series 2002-33, Interest Only, 7.232% ***, 5/16/2032		842,277	149,950
Residential Funding Mortgage Securities I, Inc., "M1", Series 2003-S17, 5.5%, 9/25/2033		1,076,249	1,005,266

Total Collateralized Mortgage Obligations (Cost $19,879,963)			21,462,226
Government & Agency Obligations 7.8%
Other Government Related (e) 0.7%
Banco de Costa Rica, 144A, 5.25%, 8/12/2018		800,000	802,000
New Zealand Local Government Funding Agency, 5.5%, 4/15/2023	NZD	6,950,000	5,609,095
TMK OAO, 144A, 6.75%, 4/3/2020		600,000	336,000

			6,747,095
Sovereign Bonds 2.4%
Dominican Republic International Bond, 144A, 6.85%, 1/27/2045		600,000	606,000
Indonesia Government International Bond, 144A, 5.125%, 1/15/2045		870,000	922,200
Kingdom of Bahrain, 144A, 6.0%, 9/19/2044		870,000	843,900
Perusahaan Penerbit SBSN Indonesia III, 144A, 4.35%, 9/10/2024		500,000	510,625
Portugal Obrigacoes do Tesouro OT, 144A, REG S, 4.1%, 2/15/2045	EUR	7,000,000	8,737,858
Republic of El Salvador:
144A, 6.375%, 1/18/2027		425,000	435,625
144A, 7.65%, 6/15/2035		700,000	758,625
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	90,600,000	387,130
Republic of New Zealand, Series 0427, REG S, 4.5%, 4/15/2027	NZD	5,610,000	4,594,158
Republic of Panama, 4.0%, 9/22/2024		520,000	547,300
Republic of Paraguay, 144A, 6.1%, 8/11/2044		300,000	329,625
Republic of Slovenia, 144A, 5.5%, 10/26/2022		200,000	231,000
Republic of South Africa, 5.875%, 9/16/2025		400,000	464,000
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		1,000,000	1,015,000
Republic of Turkey, 4.875%, 4/16/2043		1,000,000	1,046,150
United Mexican States:
4.6%, 1/23/2046		1,100,000	1,174,250
Series M, 4.75%, 6/14/2018	MXN	10,400,000	704,318
Series M 20, 8.5%, 5/31/2029	MXN	5,200,000	444,649

			23,752,413
U.S. Government Sponsored Agency 0.5%
Federal National Mortgage Association, 3.0%, 11/15/2027		4,500,000	4,462,787
U.S. Treasury Obligations 4.2%
U.S. Treasury Bills:
0.035% ****, 2/12/2015 (f)		3,625,000	3,624,990
0.085% ****, 6/11/2015 (f)		546,000	545,965
U.S. Treasury Bonds:
3.125%, 8/15/2044		508,000	602,853
3.625%, 2/15/2044		462,000	598,001
5.375%, 2/15/2031		2,000,000	2,922,968
U.S. Treasury Notes:
1.0%, 8/31/2016 (g) (h)		23,349,000	23,582,490
1.0%, 9/30/2016		2,500,000	2,525,780
1.625%, 12/31/2019		897,000	915,921
1.625%, 8/15/2022		3,000,000	3,022,032
2.5%, 5/15/2024		1,754,000	1,881,439

			40,222,439

Total Government & Agency Obligations (Cost $74,706,715)			75,184,734
Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (Cost $630,287)		622,934	1,076,119
Loan Participations and Assignments 5.7%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		233,333	0
Atlantic Broadband Finance LLC, Term Loan B, 3.25%, 11/30/2019		1,339,251	1,312,887
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		1,488,636	1,484,922
Berry Plastics Holding Corp.:
Term Loan D, 3.5%, 2/8/2020		1,488,636	1,460,918
Term Loan E, 3.75%, 1/6/2021		2,314,917	2,287,798
Big Heart Pet Brands, Term Loan, 3.5%, 3/8/2020		5,041,900	4,854,392
CBS Outdoor Americas Capital LLC, Term Loan B, 3.0%, 1/31/2021		1,500,000	1,474,163
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/2019		1,454,027	1,441,224
Chrysler Group LLC, Term Loan B, 3.25%, 12/31/2018		1,488,750	1,479,914
CSC Holdings, Inc., Term Loan B, 2.671%, 4/17/2020		2,712,738	2,661,453
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		4,387,950	4,374,479
Delos Finance SARL, Term Loan B, 3.5%, 3/6/2021		1,500,000	1,496,017
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		4,456,140	4,409,173
Level 3 Financing, Inc., Term Loan B5, 4.5%, 1/31/2022		605,000	606,655
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		4,148,333	4,111,579
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		1,493,923	1,472,761
Pinnacle Foods Finance LLC:
Term Loan G, 3.0%, 4/29/2020		781,815	765,897
Term Loan H, 3.0%, 4/29/2020		2,664,761	2,612,132
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		4,599,728	4,481,860
Polymer Group, Inc., First Lien Term Loan, 5.25%, 12/19/2019		1,489,668	1,480,358
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		2,033,357	1,976,169
SBA Senior Financial II LLC, Term Loan B1, 3.25%, 3/24/2021		1,492,500	1,469,702
Seminole Tribe of Florida, Term Loan, 3.0%, 4/29/2020		1,415,323	1,412,669
Spansion LLC, Term Loan, 3.75%, 12/19/2019		1,488,693	1,475,050
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020		1,488,608	1,471,392
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.5%, 2/13/2019		1,298,670	1,291,670
Term Loan B, 3.5%, 12/11/2019		295,811	294,148
Visteon Corp., Term Delay Draw B, 3.5%, 4/9/2021		1,492,500	1,476,642

Total Loan Participations and Assignments (Cost $56,091,868)			55,136,024
Preferred Security 0.0%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $71,779)		141,000	126,900

		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating – 3-Month LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161 (Cost $463,890)		9,400,000	21,062

		Shares	Value ($)
Securities Lending Collateral 4.6%
Daily Assets Fund Institutional, 0.10% (i) (j) (Cost $44,728,179)		44,728,179	44,728,179
Cash Equivalents 0.4%
Central Cash Management Fund, 0.06% (i) (Cost $3,978,591)		3,978,591	3,978,591

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $971,541,386) †		103.5	1,001,296,518
Other Assets and Liabilities, Net		(3.5)	(34,155,737)

Net Assets		100.0	967,140,781

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents a senior loan that is in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	233,333	USD	233,333	0

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2015.

***	Current yield; not a coupon rate.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $974,784,929.  At January 31, 2015, net unrealized appreciation for all securities based on tax cost was $26,511,589.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $85,831,055 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $59,319,466.

(a)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	9,378	7,327	0.00

(b)	All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at January 31, 2015 amounted to $43,269,425 which is 4.5% of net assets.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	When-issued or delayed delivery security included.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	At January 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	At January 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(h)	At January 31, 2015, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(i)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
CVA: Certificaten Van Aandelen (Certificate of Stock)
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at January 31, 2015 is 0.25%.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year U.S. Treasury Note	USD	3/20/2015	100	13,087,500	470,117

At January 31, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)

10 Year Australian Bond	AUD	3/16/2015	47	4,821,945	(203,642)
10 Year U.S. Treasury Note	USD	3/20/2015	81	10,600,875	(182,405)
Euro-OAT Futures	EUR	3/6/2015	122	20,672,101	(143,318)
U.S. Treasury Long Bond	USD	3/20/2015	88	13,312,750	(915,914)
Total unrealized depreciation					(1,445,279)

At January 31, 2015, open credit default swap contracts sold were as follows:

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (k)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (l)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

12/20/2011 3/20/2017	150,000	2	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	12,334	2,695	9,639
1/21/2015 3/20/2020	375,000	2	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB-	61,161	61,257	(96)

Total net unrealized appreciation	9,543

(k)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(l)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At January 31, 2015, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

1/28/2015 1/28/2045	8,800,000	Fixed — 3.088%	Floating — 3-Month LIBOR	(1,795,894)	(1,795,894)
12/16/2015 9/18/2017	16,000,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(112,000)	(130,953)
12/16/2015 9/16/2025	1,000,000	Fixed — 2.64%	Floating — 3-Month LIBOR	(57,917)	(52,055)
12/16/2015 9/17/2035	400,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(47,316)	(38,963)
12/16/2015 9/18/2045	19,900,000	Fixed — 2.998%	Floating — 3-Month LIBOR	(3,239,576)	(2,601,928)
12/16/2015 9/16/2020	20,600,000	Floating — LIBOR	Fixed — 2.214%	537,077	547,884
02/03/2015 02/03/2045	7,900,000	Fixed — 3.035%	Floating — 3-Month LIBOR	(1,515,565)	(1,515,565)

Total net unrealized depreciation	(5,587,474)

Bilateral Swap

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/3/2013 6/3/2025	8,800,000	1	Floating — 3-Month LIBOR	Fixed — 3.0%	37,138	—	37,138
At January 31, 2015, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (m)

Call Options
Receive Fixed - 4.22% - Pay Floating – 3-Month LIBOR	4/22/2016 4/22/2026	9,400,000	1	4/20/2016	335,110	(7,998)
Receive Fixed - 4.48% - Pay Floating – 3-Month LIBOR	5/9/2016 5/11/2026	8,800,000	1	5/5/2016	98,780	(5,138)
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	8,800,000	3	3/15/2016	103,840	(634)
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	8,800,000	1	3/15/2016	63,580	(634)
Total Call Options					601,310	(14,404)

Put Options
Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	8,800,000	3	3/15/2016	22,440	(46,306)
Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	8,800,000	1	3/15/2016	63,580	(46,307)
Pay Fixed - 2.48% - Receive Floating - 3-Month LIBOR	5/9/2016 5/11/2026	8,800,000	1	5/5/2016	98,780	(495,928)
Pay Fixed - 2.615% -Receive Floating - 3-Month LIBOR	12/4/2015 12/4/2045	19,000,000	4	12/2/2015	412,300	(2,140,038)
Pay Fixed - 2.64% - Receive Floating - 3-Month LIBOR	8/10/2015 8/10/2045	7,900,000	1	8/6/2015	73,865	(883,952)
Pay Fixed - 2.675% -Receive Floating - 3-Month LIBOR	11/12/2015 11/12/2045	19,000,000	4	11/9/2015	380,950	(2,328,177)
Pay Fixed - 2.796% - Receive Floating - 3-Month LIBOR	6/5/2015 6/5/2045	7,900,000	3	6/3/2015	84,530	(1,080,962)
Pay Fixed - 2.88% - Receive Floating - 3-Month LIBOR	9/30/2015 9/30/2045	19,000,000	5	9/28/2015	397,537	(2,984,429)
Pay Fixed - 3.005% - Receive Floating - 3-Month LIBOR	3/6/2015 3/6/2045	7,900,000	1	3/4/2015	82,950	(1,446,926)

Total Put Options	1,616,932	(11,453,025)

Total	2,218,242	(11,467,429)

(m)	Unrealized depreciation on written options on interest rate swap contracts at January 31, 2015 was $9,249,187.

Counterparties:
1	Nomura International PLC
2	Credit Suisse
3	BNP Paribas
4	Citigroup, Inc.
5	Morgan Stanley
At January 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

NZD	9,309,400	AUD	8,900,000	2/5/2015	156,042	Australia & New Zealand Banking Group Ltd.
USD	9,706,570	JPY	1,160,000,000	2/5/2015	171,862	Societe Generale
CAD	11,827,847	GBP	6,600,000	2/5/2015	633,076	Australia & New Zealand Banking Group Ltd.
AUD	8,900,000	NZD	9,529,942	2/5/2015	4,381	Morgan Stanley
EUR	5,500,000	USD	6,378,240	2/5/2015	163,132	Societe Generale
NZD	18,100,000	USD	14,137,206	2/5/2015	971,170	Australia & New Zealand Banking Group Ltd.
ZAR	2,400,000	USD	208,380	2/10/2015	2,513	UBS AG
RUB	2,887,200	USD	44,853	2/17/2015	3,277	Barclays Bank PLC
USD	6,270,042	JPY	743,000,000	3/5/2015	59,160	Barclays Bank PLC
GBP	1,071,210	USD	1,677,102	3/23/2015	64,165	Morgan Stanley
MXN	17,000,000	USD	1,149,517	3/31/2015	19,391	JPMorgan Chase Securities, Inc.
CAD	7,713,000	USD	6,494,406	4/13/2015	429,955	Societe Generale
NZD	13,239,000	USD	10,271,478	4/13/2015	703,973	Australia & New Zealand Banking Group Ltd.
EUR	260,000	USD	306,293	4/13/2015	12,313	Bank of America
EUR	4,615,000	USD	5,331,165	4/13/2015	113,017	Citigroup, Inc.
EUR	12,474,000	USD	14,583,009	4/13/2015	478,744	Societe Generale
Total unrealized appreciation					3,986,171

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

GBP	6,400,000	CAD	11,571,386	2/5/2015	(533,657)	Societe Generale
USD	6,472,180	EUR	5,500,000	2/5/2015	(257,072)	Barclays Bank PLC
USD	13,540,067	NZD	18,100,000	2/5/2015	(374,031)	Australia & New Zealand Banking Group Ltd.
USD	206,847	ZAR	2,400,000	2/10/2015	(979)	Citigroup, Inc.
USD	43,222	RUB	2,887,200	2/17/2015	(1,646)	Barclays Bank PLC
NZD	8,749,608	EUR	5,600,000	3/5/2015	(17,204)	Morgan Stanley
KRW	6,914,200,000	USD	6,272,521	3/5/2015	(42,198)	Barclays Bank PLC
USD	6,468,413	CAD	7,713,000	4/13/2015	(403,962)	The Toronto Dominion Bank
USD	2,105,096	INR	132,200,000	4/22/2015	(5,564)	Commonwealth Bank of Australia
Total unrealized depreciation					(1,636,313)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
EUR	Euro	NZD	New Zealand Dollar
GBP	British Pound	RUB	Russian Ruble
HUF	Hungarian Forint	USD	United States Dollar
INR	Indian Rupee	ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$44,888,604	$17,684,888	$7,327	$62,580,819
Consumer Staples	50,899,471	106,953,826	—	157,853,297
Energy	16,506,632	—	—	16,506,632
Financials	54,761,045	12,105,673	—	66,866,718
Health Care	6,014,399	38,800,778	—	44,815,177
Industrials	5,975,655	63,339,985	—	69,315,640
Information Technology	44,360,085	8,863,195	—	53,223,280
Materials	6,444,926	7,313,184	—	13,758,110
Telecommunication Services	32,326,615	961,624	—	33,288,239
Utilities	30,327,978	2,513,417	—	32,841,395
Preferred Stocks	—	296,484	—	296,484
Warrants	—	—	41,474	41,474
Fixed Income Investments (n)
Corporate Bonds	—	232,169,723	—	232,169,723
Asset-Backed	—	6,927,362	—	6,927,362
Mortgage-Backed Securities Pass-Throughs	—	5,399,224	—	5,399,224
Commercial Mortgage-Backed Securities	—	3,699,109	—	3,699,109
Collateralized Mortgage Obligations	—	21,462,226	—	21,462,226
Government & Agency Obligations	—	75,184,734	—	75,184,734
Convertible Bond	—	—	1,076,119	1,076,119
Loan Participations and Assignments	—	55,136,024	0	55,136,024
Preferred Security	—	126,900	—	126,900
Short-Term Investments (n)	48,706,770	—	—	48,706,770
Derivatives (o)
Purchased Options	—	21,062	—	21,062
Futures Contracts	470,117	—	—	470,117
Credit Default Swap Contracts	—	9,639	—	9,639
Interest Rate Swap Contracts	—	585,022	—	585,022
Forward Foreign Currency Exchange Contracts	—	3,986,171	—	3,986,171

Total	$341,682,297	$663,540,250	$1,124,920	$1,006,347,467

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (o)
Futures Contracts	$(1,445,279)	$—	$—	$(1,445,279)
Written Options	—	(11,467,429)	—	(11,467,429)
Credit Default Swap Contracts	—	(96)	—	(96)
Interest Rate Swap Contracts	—	(6,135,358)	—	(6,135,358)
Forward Foreign Currency Exchange Contracts	—	(1,636,313)	—	(1,636,313)

Total	$(1,445,279)	$(19,239,196)	$—	$(20,684,475)

There have been no transfers between fair value measurement levels during the period ended January 31, 2015.
(n)	See Investment Portfolio for additional detailed categorizations.
(o)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$9,543	$—	$—
Foreign Exchange Contracts	$—	$—	$2,349,858	$—
Interest Rate Contracts	$(975,162)	$(5,550,336)	$—	$(9,692,015)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Income Builder Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2015